Related Party Transactions (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
The Doctors Laboratory [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense	$ 139,000	$ 141,000	$ 141,000